Summary of Impact of Restatement on Previously Reported Consolidated Balance Sheet (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total current assets	R$ 23,497,727	R$ 26,211,728	R$ 37,645,377
Accounts receivable	7,367,442	7,891,078	8,009,805
Other taxes	1,081,587	978,247	723,990
Other assets	780,627	1,083,768	28,911,582
Total non-current assets	47,489,041	47,835,126	56,899,850
Judicial Deposits	8,289,762	8,387,974	8,953,144
Other assets	282,687	176,989	47,946,706
Total assets	70,986,768	74,046,854	94,545,227
Current liabilities	9,830,504	9,444,033	26,141,548
Trade payables	5,170,970	4,115,632	5,253,383
Provision for contingencies			1,339,921
Other liabilities	469,214	527,144	19,548,244
Non-current liabilities	5,701,097	6,205,991	57,386,373
Provision for contingencies	1,368,435	1,129,074	3,717,216
Other liabilities	583,186	876,316	53,669,157
Shareholders' equity	(9,684,061)	(5,349,294)	11,017,306	R$ 27,153,077
Total liabilities and shareholders' deficit	R$ 70,986,768	R$ 74,046,854	94,545,227
Scenario, Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total current assets			38,214,287
Accounts receivable			8,379,719
Other taxes			922,986
Other assets			28,911,582
Total non-current assets			61,120,312
Judicial Deposits			13,119,130
Other assets			48,001,182
Total assets			99,334,599
Current liabilities			25,605,031
Trade payables			5,035,793
Provision for contingencies			1,020,994
Other liabilities			19,548,244
Non-current liabilities			57,083,129
Provision for contingencies			3,413,972
Other liabilities			53,669,157
Shareholders' equity			16,646,439
Total liabilities and shareholders' deficit			99,334,599
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total current assets			(568,910)
Accounts receivable			(369,914)
Other taxes			(198,996)
Total non-current assets			(4,220,462)
Judicial Deposits			(4,165,986)
Other assets			(54,476)
Total assets			(4,789,372)
Current liabilities			536,517
Trade payables			217,590
Provision for contingencies			318,927
Non-current liabilities			303,244
Provision for contingencies			303,244
Shareholders' equity			(5,629,133)
Total liabilities and shareholders' deficit			R$ (4,789,372)